Lease (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Future lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2022 were as follows:

	For the year ended December 31,
	RMB	US$
2023	14,455	2,096
2024	12,535	1,817
2025	11,715	1,699
2026	6,277	910
2027	—	—
Total future lease payments	44,982	6,522
Less: imputed interest	3,508	509
Total lease liability balance	41,474	6,013